Convertible Loans (Details) - USD ($)					12 Months Ended
	Jan. 14, 2025	Oct. 30, 2024	Oct. 07, 2024	Jun. 17, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Loans [Line Items]
aggregate cash percentage				7.50%
Agent for expenses (in Dollars)				$ 90,000
Stock issued during period shares ordiary pre-delivery shares (in Shares)			3,920,797		333,334
Percentage of additional premium rate					25.00%
Percentage of redemption premium rate					25.00%
Fair value of derivative liability (in Dollars)					$ 280,198
Issuance costs (in Dollars)					$ 503,055
Fixed price (in Dollars per share)					$ 6.0841
Convertible Loan (in Dollars)					$ 216,756
Material Terms of the Convertible Loan I [Member]
Convertible Loans [Line Items]
aggregate principal amount (in Dollars)				$ 3,260,869.57
Original issue discount rate				8.00%	15.00%
Conversion price (in Dollars per share)					$ 1
Bear interest					6.00%
Interest expenses (in Dollars)					$ 171,914
Covertible Loan [Member]
Convertible Loans [Line Items]
Volume weighted average price					80.00%
Convertible Loan II [Member]
Convertible Loans [Line Items]
aggregate principal amount (in Dollars)		$ 2,175,000
Original issue discount rate		8.00%			6.00%
Stock issued during period shares ordiary pre-delivery shares (in Shares)					1,650,000
Conversion price (in Dollars per share)	$ 1.5
Volume weighted average price					85.00%
Issuance costs (in Dollars)					$ 175,000
Interest expenses (in Dollars)					$ 23,859
Convertible amount (in Dollars)		$ 160,000
Interest rate					18.00%
Share issue (in Shares)	156,315				1,360,345
Convertible Loan (in Dollars)					$ 216,756
VWAP [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share)					$ 0.05
Minimum [Member] | Convertible Loan II [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share)					1.26
Maximum [Member] | Convertible Loan II [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share)					$ 1.63
VWAP [Member]
Convertible Loans [Line Items]
Volume weighted average price					92.00%
American depositary shares [Member]
Convertible Loans [Line Items]
Volume weighted average price					92.00%
American Depositary Shares [Member]
Convertible Loans [Line Items]
Volume weighted average price					80.00%
American Depositary Shares [Member]
Convertible Loans [Line Items]
Volume weighted average price					80.00%